THE STRATEGIC STOCK FUND
(A Portfolio of Virtus Funds)


SUPPLEMENT TO THE STRATEGIC STOCK FUND PROSPECTUS DATED NOVEMBER 30, 1995, TRUST SHARES COMBINED PROSPECTUS DATED NOVEMBER 30, 1995 AND INVESTMENT SHARES COMBINED PROSPECTUS DATED NOVEMBER 30, 1995, REVISED DECEMBER 29, 1995. Effective January 19, 1996, the name of The Strategic Stock Fund has been changed to The Style Manager Fund.



                                                                January 26, 1996












   FEDERATED SECURITIES CORP.

   Distributor                     RE
   A subsidiary of FEDERATED
   INVESTORS
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   PITTSBURGH, PA  15222-3779
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